Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 counterparties	Dec. 31, 2010 counterparties
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Cash and securities pledged as collateral by counterparties	$ 64
Securities pledged as collateral to counterparties	82
Collateral posted under MNAs, credit-risk-contingent provisions in a liability position	76	171
Collateral posted under MNAs for contracts without credit-risk-contingent liabilities	6
Credit Derivatives
Number of counter-parties	12	11
Notional amount	12,230	9,079
Credit exposure	108	107
Exposure, net of collateral	48	74
Gross liability fair value of contracts containing credit-risk-contingent features	153	448
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(69)	(255)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(76)	(171)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	8	22
AA-
Credit Derivatives
Number of counter-parties	1	2
Notional amount	25	2,322
Credit exposure	1	43
Exposure, net of collateral	1	16
A+
Credit Derivatives
Number of counter-parties	4	5
Notional amount	3,026	3,189
Credit exposure	26	16
Exposure, net of collateral	5	10
A
Credit Derivatives
Number of counter-parties	3	3
Notional amount	5,307	3,479
Credit exposure	15	17
Exposure, net of collateral	1	17
A-
Credit Derivatives
Number of counter-parties	2	1
Notional amount	3,815	89
Credit exposure	25	31
Exposure, net of collateral		31
BBB+
Credit Derivatives
Number of counter-parties	2
Notional amount	57
Credit exposure	41
Exposure, net of collateral	$ 41